Weighted Average Common Shares (Tables)	12 Months Ended
Sep. 30, 2013
Weighted Average Common Shares [Abstract]
Schedule Of Basic And Diluted Earnings Per Common Share Reconciliation

	2011	2012	2013
Basic shares outstanding	748.5	730.6	717.7
Dilutive shares	5.0	4.0	5.2
Diluted shares outstanding	753.5	734.6	722.9